Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Real estate investments, net	$ 10,894,121	$ 10,506,129	$ 10,021,938
Lease incentive asset	532,186	0
Cash and cash equivalents	153,526	3,995	259,722
Tenant and other receivables, net	463	7,668	6,385
Prepaid expenses and other assets	27,413	34,813	18,487
Above market lease, asset	41,834	43,014	44,588
Operating lease right-of-use assets	280,020	0
Assets held for sale	0	355,688	0
Total assets	11,929,563	10,951,307	10,351,120
Liabilities
Debt, net	4,847,408	4,666,949	3,934,628
Due to MGM Resorts International and affiliates	298	227	962
Accounts payable, accrued expenses and other liabilities	59,937	20,796	10,240
Above market lease, liability	0	46,181	47,069
Accrued interest	37,407	26,096	22,565
Dividend and distribution payable	138,730	119,055	111,733
Deferred revenue	95,306	163,926	127,640
Deferred income taxes, net	29,721	33,634	28,544
Operating lease liabilities	336,452	0
Liabilities related to assets held for sale	0	28,937	0
Total liabilities	5,545,259	5,105,801	4,283,381
Commitments and contingencies
Shareholders' equity
Class A shares	0	0	0
Additional paid-in capital	2,307,463	1,712,671	1,716,490
Accumulated deficit	(216,824)	(150,908)	(94,948)
Accumulated other comprehensive income (loss)	(16,129)	4,208	3,108
Total Class A shareholders' equity	2,074,510	1,565,971	1,624,650
Noncontrolling interest	4,309,794	4,279,535	4,443,089
Total shareholders' equity	6,384,304	5,845,506	6,067,739
Partners' capital
Total liabilities and shareholders' equity	11,929,563	10,951,307	10,351,120
MGP Operating Partnership
ASSETS
Real estate investments, net	10,894,121	10,506,129	10,021,938
Lease incentive asset	532,186	0
Cash and cash equivalents	153,526	3,995	259,722
Tenant and other receivables, net	463	7,668	6,385
Prepaid expenses and other assets	27,413	34,813	18,487
Above market lease, asset	41,834	43,014	44,588
Operating lease right-of-use assets	280,020	0
Assets held for sale	0	355,688	0
Total assets	11,929,563	10,951,307	10,351,120
Liabilities
Debt, net	4,847,408	4,666,949	3,934,628
Due to MGM Resorts International and affiliates	298	227	962
Accounts payable, accrued expenses and other liabilities	59,937	20,796	10,240
Above market lease, liability	0	46,181	47,069
Accrued interest	37,407	26,096	22,565
Dividend and distribution payable	138,730	119,055	111,733
Deferred revenue	95,306	163,926	127,640
Deferred income taxes, net	29,721	33,634	28,544
Operating lease liabilities	336,452	0
Liabilities related to assets held for sale	0	28,937	0
Total liabilities	5,545,259	5,105,801	4,283,381
Commitments and contingencies
Partners' capital
General partner	0	0	0
Limited partners	6,384,304	5,845,506	6,067,739
Total partners' capital	6,384,304	5,845,506	6,067,739
Total liabilities and shareholders' equity	$ 11,929,563	$ 10,951,307	$ 10,351,120